Note 13 - Capital and Other Components of Equity - Warrants Outstanding (Details) - CAD ($)		Mar. 31, 2018	Mar. 31, 2017	Feb. 28, 2017	Feb. 21, 2017	Feb. 29, 2016
Statement Line Items [Line Items]
Warrants and rights outstanding					$ 144,000
Series December 2017 US Broker warrants, liability portion [member]
Statement Line Items [Line Items]
Warrants (in shares)	[1]	9,802,935
Warrants and rights outstanding	[1]	$ 6,405,000
Series 8 December 2013 Public offering warrants related to liability [member]
Statement Line Items [Line Items]
Warrants (in shares)	[2]	18,400,000	18,400,000	18,400,000		18,400,000
Warrants and rights outstanding	[2]	$ 21,000	$ 209,000	$ 187,000		$ 156,000
Warrants relating to liabilities [member]
Statement Line Items [Line Items]
Warrants (in shares)		28,202,935	18,400,000	18,400,000		18,400,000
Warrants and rights outstanding		$ 6,426,000	$ 209,000	$ 187,000		$ 156,000
Series December 2017 US Broker warrants, equity portion [member]
Statement Line Items [Line Items]
Warrants (in shares)	[3]	495,050
Warrants and rights outstanding	[3]	$ 406,000
Series 2017-BW Broker warrants related to equity [member]
Statement Line Items [Line Items]
Warrants (in shares)	[4]		234,992	234,992
Warrants and rights outstanding	[4]		$ 144,000	$ 144,000
Public offering warrants February 2017, equity portion [member]
Statement Line Items [Line Items]
Warrants (in shares)	[5]	1,904,034	1,965,259	1,965,259
Warrants and rights outstanding	[5]
The 2017 Unsecured convertible debenture conversion option and contingent warrant related to equity [member]
Statement Line Items [Line Items]
Warrants (in shares)	[6]	1,052,630	1,052,630	1,052,630
Warrants and rights outstanding	[6]	$ 309,000	$ 309,000	$ 309,000
Series 9 Private Placement warrants 2013 related to equity [member]
Statement Line Items [Line Items]
Warrants (in shares)	[7]	161,654	161,654	161,654		161,654
Warrants and rights outstanding	[7]
Warrants related to equity [member]
Statement Line Items [Line Items]
Warrants (in shares)		3,613,368	3,414,535	3,414,535		161,654
Warrants and rights outstanding		$ 715,000	$ 453,000	$ 453,000

[1]	Warrant to acquire one Common Share of the Corporation at an exercise price of US$1.26, expiring on December 27, 2022.
[2]	In order to obtain one Common Share of the Corporation at an exercise price of US$15.00, 10 warrants must be exercised. Warrants expire on December 3, 2018.
[3]	Warrant to acquire one Common Share of the Corporation at an exercise price of $2.15, expiring on February 21, 2022.
[4]	Warrant to acquire one Common Share of the Corporation at an excersise price of 2.15 expiring on February 21, 2018. 117,496 warrants amounted to $71 were exercised in November 2017 and 117,496 warrants expired on February 21, 2018.
[5]	Warrant to acquire one Common Share of the Corporation at an exercise price of US$1.2625, expiring on December 27, 2022. 61,225 warrants amounted to $132 were exercised in November 2017.
[6]	Warrant to acquire one Common Share of the Corporation at an exercise price of $1.90 expiring on February 21, 2020, net of deferred tax expense of $129.
[7]	Warrant to acquire one Common Share of the Corporation at an exercise price of $13.30, expiring on December 3, 2018.